Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Operating Lease Agreements (Details)	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 2,168,770
2020	1,007,476
2021	164,418
Total lease commitment	$ 3,340,664